UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22943

Oppenheimer Emerging Markets Innovators Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS May 31, 2017 Unaudited

	Shares	Value
Common Stocks—92.4%
Consumer Discretionary—25.2%
Auto Components—4.3%
Bharat Forge Ltd.	91,672	$1,666,081
Cub Elecparts, Inc.	274,338	3,137,126
Hota Industrial Manufacturing Co. Ltd.	1,108,449	5,508,619
Minth Group Ltd.[1]	422,000	1,716,202
		12,028,028
Automobiles—1.1%
Brilliance China Automotive Holdings Ltd.	1,716,000	3,204,004
Diversified Consumer Services—6.6%
China Maple Leaf Educational Systems Ltd.	2,028,000	1,756,741
Fu Shou Yuan International Group Ltd.[2]	3,971,000	2,511,989
New Oriental Education & Technology Group, Inc., Sponsored ADR[1]	77,340	5,542,958
TAL Education Group, ADR	74,860	8,718,944
		18,530,632
Hotels, Restaurants & Leisure—5.8%
Alsea SAB de CV	1,142,777	4,116,718
China Lodging Group Ltd., Sponsored ADR[1]	65,174	4,979,294
Jollibee Foods Corp.	364,253	1,498,782
Mandarin Oriental International Ltd.	917,500	1,339,603
Minor International PCL	437,600	482,071
Syngene International Ltd.[1,3]	517,033	3,798,360
		16,214,828
Household Durables—0.4%
Symphony Ltd.	52,539	1,067,267
Internet & Catalog Retail—1.2%
Vipshop Holdings Ltd., ADR[1]	271,030	3,352,641

	Shares	Value
Media—1.2%
Smiles SA	169,000	$3,290,224
Specialty Retail—1.8%
Beauty Community PCL	4,769,700	1,512,358
JUMBO SA	158,228	2,864,549
Shanghai La Chapelle Fashion Co. Ltd., Cl. H3	450,800	549,567
		4,926,474
Textiles, Apparel & Luxury Goods—2.8%
Arvind Ltd.	685,452	4,014,499
Eclat Textile Co. Ltd.	155,988	1,591,042
HOSA International Ltd.	7,318,000	2,300,933
		7,906,474
Consumer Staples—8.1%
Food & Staples Retailing—4.3%
Ascendis Health Ltd.	511,318	953,727
Jeronimo Martins SGPS SA	221,524	4,416,483
Philippine Seven Corp.[1]	187,820	575,606
President Chain Store Corp.	274,000	2,444,633
Raia Drogasil SA	168,100	3,740,231
		12,130,680
Food Products—1.1%
Kaveri Seed Co. Ltd.[1]	260,160	2,378,085
Vietnam Dairy Products JSC	119,830	789,720
		3,167,805
Personal Products—2.7%
Amorepacific Corp.	9,181	2,812,641
Cosmax, Inc.	26,242	3,001,816
Karex Bhd	3,833,550	1,613,430
		7,427,887
Financials—14.0%
Commercial Banks—7.9%
3SBio, Inc.[1,3]	2,083,500	2,899,359
BGEO Group plc	104,254	4,934,456
Capitec Bank Holdings Ltd.	63,039	3,733,986
Commercial Bank of Ceylon plc	1,575,311	1,382,518

1      OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
Commercial International Bank Egypt SAE	752,242	$3,439,190
Credicorp Ltd.	5,550	929,736
Equity Group Holdings Ltd.	2,720,219	999,641
NUTRIBIOTECH Co. Ltd.[1]	66,842	1,277,908
OTP Bank plc	82,554	2,578,254
		22,175,048
Consumer Finance—2.1%
Gentera SAB de CV1	1,427,736	2,297,885
Shriram Transport Finance Co. Ltd.	223,290	3,528,266
		5,826,151
Diversified Financial Services—1.7%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	419,500	2,387,920
Moscow Exchange (The)	1,337,929	2,385,368
		4,773,288
Insurance—0.7%
Discovery Ltd.	192,482	1,880,832
Real Estate Management & Development—1.6%
Emaar Malls PJSC	2,392,057	1,628,116
Iguatemi Empresa de Shopping Centers SA	189,100	1,858,304
Parque Arauco SA	342,952	873,159
		4,359,579
Health Care—13.8%
Biotechnology—6.4%
Biocon Ltd.[1]	447,885	6,586,064
Medy-Tox, Inc.	15,454	7,204,369
Seegene, Inc.[1]	96,923	3,363,147
Taiwan Liposome Co. Ltd.[1]	207,000	722,890
		17,876,470
Health Care Equipment & Supplies—0.7%
Vieworks Co. Ltd.	39,408	2,048,475
Health Care Providers & Services—2.4%
Bumrungrad Hospital PCL	211,600	1,077,921
Fleury SA	38,700	678,935

	Shares	Value
Health Care Providers & Services (Continued)
Mediclinic International plc	90,194	$935,265
Odontoprev SA	525,500	1,960,100
Sinopharm Group Co. Ltd., Cl. H	460,800	2,104,762
		6,756,983
Life Sciences Tools & Services—0.2%
Samsung Biologics Co. Ltd.[1,3]	2,958	581,220
Pharmaceuticals—4.1%
Ajanta Pharma Ltd.	134,501	3,272,138
Aspen Pharmacare Holdings Ltd.	88,958	2,014,570
Caregen Co. Ltd.	19,795	1,283,560
Celltrion, Inc.[1]	38,978	3,328,113
Glenmark Pharmaceuticals Ltd.	150,109	1,481,540
		11,379,921
Industrials—9.4%
Air Freight & Couriers—0.8%
Kerry Logistics Network Ltd.	1,482,000	2,179,124
Commercial Services & Supplies—1.7%
KRUK SA	58,728	4,752,454
Electrical Equipment—0.7%
Voltronic Power Technology Corp.	121,700	1,986,520
Industrial Conglomerates—0.9%
John Keells Holdings plc	2,281,473	2,509,811
Machinery—1.6%
Airtac International Group	261,000	2,880,592
Grupo Rotoplas SAB de CV1	1,120,529	1,521,602
		4,402,194
Professional Services—1.0%
Sporton International, Inc.	494,799	2,734,797
Road & Rail—0.8%
Localiza Rent a Car SA	171,025	2,297,986

2      OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

	Shares	Value
Trading Companies & Distributors—1.2%
Ace Hardware Indonesia Tbk PT1	44,031,200	$3,487,296
Transportation Infrastructure—0.7%
International Container Terminal Services, Inc.	912,130	1,823,631
Information Technology—17.0%
Electronic Equipment, Instruments, & Components—6.6%
AAC Technologies Holdings, Inc.	514,000	5,448,332
KCE Electronics PCL	467,800	1,483,579
Largan Precision Co. Ltd.	43,000	6,776,504
Sunny Optical Technology Group Co. Ltd.	604,000	4,674,022
		18,382,437
IT Services—4.0%
Mindtree Ltd.	234,594	1,978,188
My EG Services Bhd	18,617,550	9,197,892
		11,176,080
Semiconductors & Semiconductor Equipment—1.7%
eMemory Technology, Inc.	367,000	4,783,221
Software—3.5%
Globant SA1	60,070	2,352,341
Linx SA	197,600	1,135,790
Logo Yazilim Sanayi Ve Ticaret AS1	131,526	2,162,875
NCSoft Corp.	11,782	3,973,285
		9,624,291
Technology Hardware, Storage & Peripherals—1.2%
Catcher Technology Co. Ltd.	327,000	3,436,022
Materials—4.9%
Chemicals—1.8%
Bloomage BioTechnology Corp. Ltd.	2,360,000	3,936,342
Coromandel International Ltd.	182,482	1,167,378
		5,103,720

	Shares	Value
Construction Materials—2.5%
Cementos Argos SA	467,570	$1,879,001
Indocement Tunggal Prakarsa Tbk PT	1,372,500	1,906,065
Lucky Cement Ltd.	289,978	2,376,684
Shree Cement Ltd.	3,368	939,963
		7,101,713
Metals & Mining—0.6%
Alrosa PJSC	980,636	1,528,847
Total Common Stocks (Cost $202,507,435)		258,215,055

Preferred Stock—0.9%
Banco Davivienda SA, Preference (Cost $2,615,822)	220,300	2,494,276

	Units
Rights, Warrants and Certificates—0.0%
Commercial Bank of Ceylon plc Rts., Strike Price 113.6LKR, Exp. 6/12/17[1] (Cost $0)	157,531	21,158

	Shares
Investment Company—7.0%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.74%[4,5] (Cost $19,614,724)	19,614,724	19,614,724
Total Investments,at Value (Cost $224,737,981)	100.3%	280,345,213
Net Other Assets (Liabilities)	(0.3)	(755,058)
Net Assets	100.0%	$279,590,155

3      OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

Strike price reported in U.S. Dollars, except for those denoted in the following currency:

LKR     Sri Lanka Rupee

1. Non-income producing security.

2. Restricted security. The aggregate value of restricted securities at period end was $2,511,989, which represents 0.90% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Depreciation

Fu Shou Yuan International Group Ltd.	9/25/15-3/14/16	$2,793,370	$2,511,989	$281,381

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,828,506 or 2.80% of the Fund’s net assets at period end.

4. Rate shown is the 7-day yield at period end.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2016	Gross Additions	Gross Reductions	Shares May 31, 2017

Oppenheimer Institutional Government Money Market Fund, Cl. E	16,777,420	56,753,732	53,916,428	19,614,724

	Value	Income

Oppenheimer Institutional Government Money Market Fund, Cl. E	$19,614,724	$44,399

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

China	$53,696,089	19.1%
Taiwan	36,001,966	12.8
India	31,877,830	11.4
South Korea	28,874,535	10.3
United States	21,967,065	7.8
Brazil	17,349,490	6.2
Malaysia	10,811,322	3.9
South Africa	9,518,379	3.4
Mexico	7,936,205	2.8
Indonesia	5,393,361	1.9
Georgia	4,934,456	1.8
Poland	4,752,454	1.7
Thailand	4,555,928	1.6
Portugal	4,416,483	1.6
Colombia	4,373,277	1.6
Russia	3,914,215	1.4
Sri Lanka	3,913,487	1.4

4      OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

Geographic Holdings (Continued)	Value	Percent

Philippines	$3,898,020	1.4%
Hong Kong	3,518,727	1.3
Egypt	3,439,190	1.2
Greece	2,864,550	1.0
Hungary	2,578,254	0.9
Pakistan	2,376,684	0.8
Turkey	2,162,875	0.8
United Arab Emirates	1,628,116	0.6
Kenya	999,641	0.4
Peru	929,736	0.3
Chile	873,158	0.3
Vietnam	789,720	0.3

Total	$280,345,213	100.0%

5      OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2017 Unaudited

1. Organization

Oppenheimer Emerging Markets Innovators Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

6      OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or

7      OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2017 Unaudited Continued

3. Securities Valuation (Continued)

liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$22,593,837	$47,926,735	$—	$70,520,572
Consumer Staples	—	22,726,372	—	22,726,372
Financials	929,736	38,085,162	—	39,014,898
Health Care	—	38,643,069	—	38,643,069
Industrials	1,823,631	24,350,182	—	26,173,813
Information Technology	2,352,341	39,601,378	5,448,332	47,402,051
Materials	—	13,734,280	—	13,734,280
Preferred Stock	—	2,494,276	—	2,494,276
Rights, Warrants and Certificates	—	21,158	—	21,158
Investment Company	19,614,724	—	—	19,614,724

Total Assets	$47,314,269	$227,582,612	$5,448,332	$280,345,213

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Common stocks
Information technology	$(5,709,452)	$5,709,452

Total Assets	$(5,709,452)	$5,709,452

*	Transferred from Level 2 to Level 3 because of the lack of observable market data.

8      OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

9      OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields,

10      OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

5. Market Risk Factors (Continued)

are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$224,799,454
Federal tax cost of other investments	(123,461)

Total federal tax cost	$224,675,993

Gross unrealized appreciation	$70,342,717
Gross unrealized depreciation	(14,862,965)

Net unrealized appreciation	$55,479,752

11      OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Markets Innovators Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/14/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	7/14/2017